Equity - Summary of Warrant Reserve (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025
Warrant reserve
Opening balance	$ 597,442	$ 480,355	$ 480,355
Movement during the period	11,567	22,979
Closing Balance	574,684	461,262	597,442
Warrant reserve
Warrant reserve
Opening balance	12,969	$ 12,969	12,969
Movement during the period	0		0
Closing Balance	$ 12,969		$ 12,969